Property, Plant And Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	$ 254,946
Acquisition by Foremost	238
Reclamation adjustment	(165)	$ 3,548
Property, plant and equipment, ending	259,661	254,946
Accumulated amortization, depreciation
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	(39,341)	(35,545)
Amortization	(640)	(188)
Depreciation	(4,209)	(3,944)
Disposals	1,023	286
Reclamation adjustment	103	50
Property, plant and equipment, ending	(43,064)	(39,341)
Cost
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	294,287	289,050
Additions	10,045	3,268
Disposals	(1,101)	(1,529)
Reclamation adjustment	(268)	3,498
Property, plant and equipment, ending	302,725	294,287
Carrying value
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	254,946
Property, plant and equipment, ending	259,661	254,946
Plant and Equipment Owned
Property Plant And Equipments [Line Items]
Acquisition by Foremost	0
Plant and Equipment Owned | Accumulated amortization, depreciation
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	(38,833)	(35,150)
Amortization	(640)	(188)
Depreciation	(3,983)	(3,804)
Disposals	605	259
Reclamation adjustment	103	50
Property, plant and equipment, ending	(42,748)	(38,833)
Plant and Equipment Owned | Cost
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	112,705	108,068
Additions	4,758	1,398
Disposals	(683)	(259)
Reclamation adjustment	(268)	3,498
Property, plant and equipment, ending	116,512	112,705
Plant and Equipment Owned | Carrying value
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	73,872
Property, plant and equipment, ending	73,764	73,872
Plant and Equipment Right of Use
Property Plant And Equipments [Line Items]
Acquisition by Foremost	0
Plant and Equipment Right of Use | Accumulated amortization, depreciation
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	(508)	(395)
Amortization	0	0
Depreciation	(226)	(140)
Disposals	418	27
Reclamation adjustment	0	0
Property, plant and equipment, ending	(316)	(508)
Plant and Equipment Right of Use | Cost
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	769	763
Additions	1,704	34
Disposals	(418)	(28)
Reclamation adjustment	0	0
Property, plant and equipment, ending	2,055	769
Plant and Equipment Right of Use | Carrying value
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	261
Property, plant and equipment, ending	1,739	261
Mineral properties
Property Plant And Equipments [Line Items]
Acquisition by Foremost	238
Mineral properties | Accumulated amortization, depreciation
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	0	0
Amortization	0	0
Depreciation	0	0
Disposals	0	0
Reclamation adjustment	0	0
Property, plant and equipment, ending	0	0
Mineral properties | Cost
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	180,813	180,219
Additions	3,583	1,836
Disposals	0	(1,242)
Reclamation adjustment	0	0
Property, plant and equipment, ending	184,158	180,813
Mineral properties | Carrying value
Property Plant And Equipments [Line Items]
Property, plant and equipment, beginning	180,813
Property, plant and equipment, ending	$ 184,158	$ 180,813